Revenue from Contracts with Customers - Net Sales by Product (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 25, 2020	Dec. 27, 2019	Dec. 25, 2020	Dec. 27, 2019	Mar. 27, 2020	Mar. 29, 2019
Disaggregation of Revenue [Line Items]
Total net sales	$ 164,449	$ 159,802	$ 416,099	$ 475,485	$ 650,089	$ 724,311
Power integrated circuits ('PIC")
Disaggregation of Revenue [Line Items]
Total net sales	54,406	43,665	146,276	123,900	165,911
Magnetic sensors ("MS")
Disaggregation of Revenue [Line Items]
Total net sales	109,457	91,837	268,956	275,275	376,387
Wafer foundry products
Disaggregation of Revenue [Line Items]
Total net sales		16,634		49,622	72,370
Distribution of Sanken products
Disaggregation of Revenue [Line Items]
Total net sales		$ 7,666		$ 26,688	$ 35,421
Photonics [Member]
Disaggregation of Revenue [Line Items]
Total net sales	$ 586		$ 867